Research and Development Expenses - Additional information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development expenses	$ 123,050,000	$ 73,974,000
Collaborative arrangements
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development expenses	$ 6,146,000	$ 2,360,000